Shareholder Report, Holdings (Details) - C000196754	Oct. 31, 2024
24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
22266T109 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
REITS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%